HENDERSON GLOBAL FUNDS

Henderson International All Cap Equity Fund
(the “Fund”)

Supplement dated June 7, 2012
to the Prospectus dated April 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, Yu-Jen Shih, CFA, Fund Manager of International Equities, will no longer be a portfolio manager of the Fund.  All references to Mr. Shih contained in the Prospectus are hereby deleted.

The following replaces the paragraph under “Management” on page five (5) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  The following individuals make up the Fund’s portfolio management team:

• Brian O’Neill, Senior Investment Manager, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since July 2011.
• Matthew Beesley, Head of Global Equities, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since June 2012.

The paragraphs under the “Management of the Funds-Portfolio Managers-International All Cap Equity Fund” section with respect to the Fund on page thirteen (13) of the Prospectus will be deleted in their entirety and replaced with the following.

The Fund is managed by a team of Portfolio Managers. Brian O’Neill, Senior Investment Manager, is a Co-Portfolio Manager of the Fund. He joined Henderson Global Investors in April 2011 and has over 41 years of investment management experience. Prior to joining Henderson Global Investors, Mr. O’Neill was a Senior Investment Manager in Global Equities at Gartmore Group Limited since 1981.

Mr. Matthew Beesley, Head of Global Equities, is a Co-Portfolio Manager of the Fund. He joined Henderson Global Investor in 2012 and has over 15 years of investment management experience. Prior to joining Henderson Global Investors, Mr. Beesley was a Partner and Portfolio Manager at Trinity Asset Management.

HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
(the “Fund”)

Supplement dated June 7, 2012
to the Prospectus dated November 30, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, Brian O’Neill, Senior Investment Manager, and Yu-Jen Shih, CFA, Fund Manager of International Equities, will no longer be the portfolio managers of the Fund.  All references to Mr. O’Neill and Mr. Shih contained in the Prospectus are hereby deleted.

The following replaces the paragraph under “Management” on page nineteen (19) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  Matthew Beesley, Head of Global Equities, Portfolio Manager, has managed the Fund since June 2012.

The paragraphs under the “Management of the Funds-Portfolio Managers-Global Leaders Fund” section with respect to the Fund on page thirty-seven (37) of the Prospectus will be deleted in their entirety and replaced with the following.

Mr. Matthew Beesley, Head of Global Equities, is a Portfolio Manager of the Fund. He joined Henderson Global Investor in 2012 and has over 15 years of investment management experience. Prior to joining Henderson Global Investors, Mr. Beesley was a Partner and Portfolio Manager at Trinity Asset Management.

HENDERSON GLOBAL FUNDS

Henderson International All Cap Equity Fund
(the “Fund”)

Supplement dated June 7, 2012
to the Statement of Additional Information dated April 30, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be retained and read in conjunction with the SAI.

Effective immediately, Yu-Jen Shih, CFA, Fund Manager of International Equities, will no longer be a portfolio manager of the Fund.  All references to Mr. Shih contained in the SAI are hereby deleted.

The following replaces the first sentence of the first paragraph under “Portfolio Management” in the “Portfolio Manager” section starting on page forty-eight (48) of the SAI:

Brian O’Neill and Matthew Beesley are the portfolio managers for the International All Cap Equity Fund.

The following information is hereby added to the table on page forty-eight (48) of the SAI listing the number and types of accounts and assets under management in those accounts which are managed by Mr. Matthew Beesley.  The information is as of May 31, 2012.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Matthew Beesley			Henderson Global Focus Fund Henderson Gartmore Global Focus Fund OEIC	35.7m 293m	Segregated account	1.04bn	1.3bn

HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
(the “Fund”)

Supplement dated June 7, 2012
to the Statement of Additional Information dated November 30, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be retained and read in conjunction with the SAI.

Effective immediately, Brian O’Neill, Senior Investment Manager, and Yu-Jen Shih, CFA, Fund Manager of International Equities, will no longer be portfolio managers of the Fund.  All references to Mr. O’Neill and Mr. Shih contained in the SAI are hereby deleted.

The following replaces the fourth paragraph under “Portfolio Management” in the “Portfolio Manager” section starting on page fifty-five (55) of SAI:

Matthew Beesley is the portfolio manager for the Global Leaders Fund.

The following information is hereby added to the table on page fifty-five (55) of the SAI listing the number and types of accounts and assets under management in those accounts which are managed by Mr. Matthew Beesley.  The information is as of May 31, 2012.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Matthew Beesley			Henderson Global Focus Fund Henderson Gartmore Global Focus Fund OEIC	35.7m 293m	Segregated account	1.04bn	1.3bn